Capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Capital Management Details [Abstract]
Share capital	$ 389,806	$ 391,243
Contributed Surplus	35,503	33,025
Deficit	(331,828)	(313,941)
Credit facility	49,405	46,180
Debentures	$ 37,020	$ 39,658